Loans and Borrowings - Summary of Convertible Bonds (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current convertible loans	€ 415	€ 415
Non-current convertible loans	48,760	47,682
OCEANE
Disclosure of detailed information about borrowings [line items]
Convertible loans	€ 49,175	€ 48,097